UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     September 25, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $855,480 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    55538   884361 SH       SOLE                   612405    20000   251956
AMDOCS LTD                     ORD              G02602103    62208  2114467 SH       SOLE                  1464954    47587   601926
AUTODESK INC                   COM              052769106    48864  1445241 SH       SOLE                  1149287    22071   273883
BECTON DICKINSON & CO          COM              075887109    31776   390854 SH       SOLE                   270624     8850   111380
BLACKBAUD INC                  COM              09227Q100    27141  1268273 SH       SOLE                   881245    29090   357938
CISCO SYS INC                  COM              17275R102    59032  2537900 SH       SOLE                  1757700    57850   722350
CITRIX SYS INC                 COM              177376100    29551  1004800 SH       SOLE                   695600    22900   286300
DONALDSON INC                  COM              257651109    21119   473085 SH       SOLE                   323921    12977   136187
EBAY INC                       COM              278642103    32605  1193000 SH       SOLE                   825600    27200   340200
GREENHILL & CO INC             COM              395259104    39512   733605 SH       SOLE                   508688    16477   208440
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     6414    89500 SH       SOLE                    62200     2000    25300
ITRON INC                      COM              465741106    23486   238800 SH       SOLE                   165150     5500    68150
JOHNSON CTLS INC               COM              478366107   103967  3625079 SH       SOLE                  2760232    63550   801297
JONES LANG LASALLE INC         COM              48020Q107    30073   499630 SH       SOLE                   345742    11376   142512
MILLIPORE CORP                 COM              601073109    39162   577107 SH       SOLE                   397599    13098   166410
NORTHERN TR CORP               COM              665859104    33051   481997 SH       SOLE                   335254    10927   135816
PRICE T ROWE GROUP INC         COM              74144T108    36813   651900 SH       SOLE                   452350    14750   184800
QIAGEN N V                     ORD              N72482107    31663  1562736 SH       SOLE                  1081400    35600   445736
SPDR TR                        UNIT SER 1       78462F103      973     7600 SH       SOLE                              7600        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    21895   584500 SH       SOLE                   404300    13300   166900
TECHNE CORP                    COM              878377100    23198   299750 SH       SOLE                   207412     6822    85516
VARIAN MED SYS INC             COM              92220P105    33651   649065 SH       SOLE                   450150    14767   184148
WATERS CORP                    COM              941848103    63788   988962 SH       SOLE                   689466    22693   276803